CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net income	¥ 650,611	¥ 561,242	¥ 398,034
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes	12,821	(4,715)	22,468
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	(1,082)	(1,278)	120
Unrealized gains (losses) on cash flow hedges, net of applicable taxes	37	(148)	(20)
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	48	31	16
Foreign currency translation adjustment, net of applicable taxes	(13,557)	(10,324)	29,678
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	582	(263)
Pension liability adjustment, net of applicable taxes
Actuarial gains (losses) arising during period, net	8,313	(21,634)	(9,159)
Less: Amortization of prior service cost	(742)	(824)	(894)
Less: Amortization of actuarial gains and losses	3,105	1,417	1,104
Less: Amortization of transition obligation	33	33	72
Total other comprehensive income (loss)	9,558	(37,705)	43,385
Comprehensive income	660,169	523,537	441,419
Less: Comprehensive (income) loss attributable to noncontrolling interests	2,112	(12,870)	11,683
Comprehensive income attributable to NTT DOCOMO, INC.	¥ 662,281	¥ 510,667	¥ 453,102